January 31, 2020
Summary Prospectus
Global Clean Equity Fund
Class A Shares (CGCAX)
Class I Shares (CGCNX)
IMPORTANT NOTE: (“SEC”), paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.cushingfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or a bank) or, if you are a direct investor, by calling (888) 878-4080, or sending an e-mail request to contact-info@CushingFunds.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (888) 878-4080 or send an email request to info@CushingFunds.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports.

As with all mutual funds, the SEC has not approved or disapproved of the Fund’s shares or determined whether this Prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

SUMMARY

Global Clean Equity Fund

Investment Objective

The Fund seeks capital appreciation.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund. More information about these and other discounts is available from your financial professional and in “How to Decide Which Class of Shares to Buy” beginning on page 22 of the Prospectus.

	Class A Shares	Class I Shares
Shareholder Fees (fee paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of original purchase price or redemption proceeds)	None(a)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee (as a percentage of amount redeemed)	None	None
Wire Transfer Fee	$15	$15

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.85%	0.85%
Distribution (12b-1) and/or Service Fees	0.25%	None
Other Expenses(b)	22.92%	22.92%
Total Annual Fund Operating Expenses	24.02%	23.77%
Expense Waiver/Reimbursement(c)	(22.62)%	(22.62)%
Total Annual Fund Operating Expenses (After Expense Waiver/Reimbursement)	1.40%	1.15%

(a)	Investors who purchase more than $1,000,000 of Class A Shares may be assessed a contingent deferred sales charge of 1.00% upon redemptions made within twelve (12) months of purchase.

(b)	Based upon estimated amounts for the Fund’s initial fiscal year.

(c)
The Investment Adviser has agreed to waive or reimburse the Fund for certain Fund operating expenses, such that total annual Fund operating expenses (exclusive of management fees, and any front-end sales load, deferred sales charge, 12b-1 fees, taxes, brokerage commissions, expenses incurred in connection with any merger or reorganization, acquired fund fees and expenses, or extraordinary expenses such as litigation) will not exceed 1.15% for each of Class A Shares and Class I Shares, subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the date that such expenses have been waived or reimbursed); provided, however, that such recoupment will not cause the Fund’s expense ratio, after recoupment has been taken into account, to exceed the lesser of the expense cap in effect at the time of the waiver or the expense cap in effect at the time of recoupment. Such waiver or reimbursement may not be terminated without the consent of the Board of Trustees before March 31, 2021 and may be modified or terminated by the Investment Adviser at any time thereafter.

Example:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses (giving effect to the expense limitation only during the first year) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Class A Shares	$685	$4,535
Class I Shares	$117	$4,171

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes payable by the Fund. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate is not included because the Fund has not commenced operations as of the date of the prospectus.

Principal Investment Strategies of the Fund

Under normal market conditions, the Fund will invest at least 80% of its assets in equity securities of “clean” companies, which are companies that contribute to and benefit from clean energy generation, sustainable infrastructure and resources, transmission and distribution of clean energy, waste management, carbon reducing technologies and equipment, energy efficiency services and technologies, electrification of transportation, mobility and related services, sustainable agriculture and food production, water supply and management systems, and any related enabling technologies and materials (collectively, “clean technologies”).

Clean companies include, but are not limited to, (i) clean energy companies, which are energy companies seeking to contribute to and benefit from the switch to renewable, lower carbon energy sources; (ii) clean infrastructure companies, which are infrastructure companies focused on improving utility transmission and distribution networks for future needs, (iii) clean transportation companies, which are transportation companies providing alternative energy vehicles, as well as the technologies supporting the future of transportation, including batteries and autonomous driving, and (iv) clean water companies, which are water companies seeking to address water scarcity through the use technology to make it possible to provide potable water, desalinate water and recycle water to increase its availability in previously underserved communities.

The Fund considers a clean company to be any company that has at least a majority of its assets, income, revenue, sales or profits committed to or derived from the ownership, operation, management, construction, development, servicing or financing of clean technologies.

The Investment Adviser will consider environmental, social, and governance (“ESG”) factors as part of the investment decision making process. The Investment Adviser considers third party ESG ratings as well as the Investment Adviser’s internal analysis of ESG criteria. The investment process of the Investment Adviser seeks to identify and focus on ESG factors and third party ESG ratings that may impact the long-term value of investments and the total return of the Fund’s portfolio. ESG factors and criteria may include, but are not limited to, environmental impact and sustainability issues, employee practices, corporate governance, stakeholder relations and business ethics.

Equity securities may include, but are not limited to, common stocks, preferred stocks, partnership interests, securities convertible into common stocks, rights, warrants, depositary receipts and investment companies.

The Fund may invest in companies of all market capitalizations. These companies may be domiciled in the U.S. or foreign countries, potentially including companies domiciled or traded in emerging markets. The Fund considers emerging markets to be markets located in countries classified as emerging or frontier markets by MSCI, and are generally located in the AsiaPacific region, Eastern Europe, the Middle East, Central and South America, and Africa. The Fund will generally provide exposure to investments that are economically tied to countries other than the U.S. Under normal market conditions, the Fund will invest at least 40% of its net assets in securities of issuers that are economically tied to at least three different countries other than the U.S. In determining whether an issuer is economically tied to a country, the Fund considers various factors including the issuer’s country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes, and its reporting currency.

The Fund may invest up to 20% of its assets in corporate debt securities, preferred stock and convertible securities, provided that such securities are (a) rated, at the time of investment, at least (i) B3 by Moody’s Investor’s Service (“Moody’s”), (ii) B- by Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or (iii) of a comparable rating by another Nationally Recognized Statistical Rating Organization (“NRSRO”), or (b) with respect to up to 20% of its assets in debt securities, preferred shares and convertible securities that have lower ratings or are unrated at the time of investment. The Fund may invest in debt securities of any maturity or duration (a measure of the price sensitivity of a fixed-income investment to changes in interest rates, expressed as a number of years).

The Fund is non-diversified. Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund.

Principal Risks of Investing in the Fund

The value of the Fund’s investments may increase or decrease, which will cause the value of the Fund’s shares to increase or decrease. As a result, you may lose money on your investment in the Fund, and there can be no assurance that the Fund will achieve its investment objective. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Risk. The value of the Fund’s investments may fluctuate because of changes in the markets in which the Fund invests, which could cause the Fund to underperform other funds with similar objectives. Changes in these markets may be rapid and unpredictable. From time to time, markets may experience periods of stress for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares.

Issuer Risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.

Equity Securities Risk. Investments by the Fund in equity securities may fluctuate in value in response to many factors, including the activities, performance and financial condition of the individual issuers whose securities the Fund owns, macroeconomic, political, global and other factors affecting the stock market in general, general economic conditions, expectations of interest rates, investor sentiment towards the issuer or the industry or sector in which such issuer operates. Such price fluctuations subject the Fund to potential losses. In addition, regardless of any one company’s particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Fund. Market declines may continue for an indefinite period of time, and investors should understand that during temporary or extended bear markets, the value of common stocks will decline.

If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking Fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock’s price when interest rates decline. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

Risks Associated with an Investment in Non-U.S. Companies. Generally, foreign securities are issued by companies organized outside the U.S. and are traded primarily in markets outside the U.S., but foreign debt securities may be traded on bond markets or over-the-counter markets in the U.S. Foreign securities may be more difficult to sell than U.S. securities. Investments in foreign securities may involve difficulties in receiving or interpreting financial and economic information, possible imposition of taxes, higher brokerage and custodian fees, possible currency exchange controls or other government restrictions, including possible seizure or nationalization of foreign deposits or assets. Foreign securities may also be less liquid and more volatile than U.S. securities. There may also be difficulty in invoking legal protections across borders. In addition, investments in emerging market countries present risks to a greater degree than those presented by investments in countries with developed securities markets and more advanced regulatory systems.

Some of the foreign securities in which the Fund invests will be denominated in a foreign currency. Changes in foreign currency exchange rates will affect the value of securities denominated or quoted in foreign currencies. Exchange rate movements can be large and can endure for extended periods of time, affecting either favorably or unfavorably the value of the Fund’s assets. However, the Fund may engage in foreign currency transactions to attempt to protect itself against fluctuations in currency exchange rates in relation to the U.S. dollar.

Depositary receipts involve many of the same risks as those associated with direct investment in foreign securities. However, the Fund may receive less timely information or have less control than if it invested directly in the foreign issuer.

Emerging Markets Risk. Investing in securities of issuers based in emerging markets entails all of the risks of investing in securities of non-U.S. issuers to a heightened degree. These heightened risks include: greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; the smaller size of the market for such securities and a lower volume of trading, resulting in lack of liquidity and an increase in price volatility; and certain national policies that may restrict the Fund’s investment opportunities including restrictions on investing in issuers or industries deemed sensitive to relevant national interests. As a result of these potential risks, the Investment Adviser may determine that, notwithstanding otherwise favorable investment criteria, it may not be practicable or appropriate to invest in a particular country.

Liquidity and Valuation Risk. Market prices may not be readily available for certain of the Fund’s investments, and the value of such investments will ordinarily be determined based on fair valuations determined by the Board of Trustees of the Trust (the “Board”) or its designee pursuant to procedures adopted by the Board.

Securities purchased by the Fund may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security’s sale. As a result, an investor could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. Liquidity risk may also refer to the risk that the Fund may not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, unusually high volume of redemptions, or other reasons. To meet redemption requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund.

Non-Diversification Risk. The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). Accordingly, the Fund may invest a greater portion of its assets in a more limited number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

New Fund Risk. The Fund is new, with limited operating history as an open-end management investment company, and there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case the Fund may experience more difficulty achieving its investment objective than it otherwise would at higher asset levels or the Board may determine to cease its operations. In such an event, investors may be required to liquidate or transfer their investments at an inopportune time.

Portfolio Turnover Risk. The Fund may have a high turnover of the securities held in its portfolio. Increased portfolio turnover causes the Fund to incur higher brokerage costs, which may adversely affect the Fund’s performance and may produce increased taxable distributions. Portfolio turnover is not a principal consideration in investment decisions for the Trust, and the Trust is not subject to any limit on the frequency with which portfolio securities may be purchased or sold.

Sector Risk. Because the Fund’s investments may, from time to time, be more heavily invested in particular sectors, the value of its shares may be especially sensitive to factors and economic risks that specifically affect those sectors. As a result, the Fund’s share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries.

Clean Energy. The performance of companies in the clean energy sector may be adversely impacted by government regulations and subsidies, changing supply and demand for traditional energy sources, and the development of new technologies.

Clean Infrastructure. The performance of companies in the clean infrastructure sector may be adversely affected by technological innovations, changes in government regulation and business challenges, including operating risks and potential changes in demand.

Clean Water. The performance of companies in the clean water sector may be adversely affected by water availability, climate changes and events, new technologies, changes in water consumption and water conservation, and the companies may fluctuate more than that of a fund that does not concentrate in water-related companies.

Clean Transportation. The performance of companies in the clean transportation sector may be adversely affected by changes in technology, government regulation or business, including potential declines in demand.

Sustainable Investments Risk. The Fund invests primarily in clean companies. Because the ESG and other criteria may exclude the securities of certain issuers for nonfinancial reasons, there is a risk that strategies employing ESG criteria may forego some market opportunities available to strategies that do not use similar criteria.

Initial Public Offerings (IPO) Risk. The Fund may invest in IPO securities. The prices of IPO securities often fluctuate more than prices of securities of companies with longer trading histories and sometimes experience significant price drops shortly after their initial issuance. In addition, companies offering securities in IPOs may have less experienced management or limited operating histories.

Management Risk. The Fund’s portfolio is subject to investment management risk because it will be actively managed. The Investment Adviser will apply investment techniques and risk analyses in making investment decisions for the Fund, but there can be no guarantee that they will produce the desired results. The decisions with respect to the management of the Fund are made exclusively by the Investment Adviser, subject to the oversight of the Board of Trustees. Investors have no right or power to take part in the management of the Fund. The Investment Adviser also is responsible for all of the trading and investment decisions of the Fund. In the event of the withdrawal or bankruptcy of the Investment Adviser, generally the affairs of the Fund will be wound-up and its assets will be liquidated.

Performance

A bar chart and past performance table are not included in this prospectus because the Fund has not completed a full calendar year of operations. After completion of its first calendar year of operations, the Fund will present these items and compare its performance to the performance of the MSCI ACWI Index and other benchmarks. The Fund will provide a brief explanation of the information showing changes in its performance from year to year and showing how its average annual returns over various periods compare with those of the MSCI ACWI Index and other benchmarks.

Investment Adviser

Cushing® Asset Management, LP is the Fund’s investment adviser.

Portfolio Managers

Jerry V. Swank, Founder, Chairman, Managing Partner and Chief Investment Officer of the Investment Adviser, Paul Euseppi, Portfolio Manager of the Investment Adviser and Saket Kumar, Portfolio Manager and Co-Chief Investment Officer, Global Strategies, of the the Investment Adviser are primarily responsible for the day-to-day management of the Fund’s portfolio. Messrs. Swank, Euseppi and Kumar have served as portfolio managers of the Fund since the Fund’s inception in 2020.

Purchase and Sale of Fund Shares

You may purchase or redeem Fund shares by mail (Global Clean Equity Fund, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, WI 53201-0701 (for regular mail) or 615 East Michigan Street, 3rd Floor, Milwaukee, WI 53202 (for overnight or express mail)), or by telephone at (888) 878-4080. You may also exchange shares of the Fund for shares of another Fund in the Cushing Mutual Funds Trust. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment amount for Class A Shares is $2,000 and $250 for IRAs. For corporate sponsored retirement plans, there is no minimum initial investment. The minimum initial investment amount for Class I Shares is $250,000. The minimum subsequent investment for all share classes is $100.

Tax Information

The Fund’s distributions may be taxable to you as ordinary income or capital gains, or a combination of the two, except when your investment is held in an IRA, 401(k) or other tax-advantaged account. Investments through tax- advantaged accounts may become taxable upon withdrawal from such accounts.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.